Description of Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of accounts receivable, net
	September 30, 2021	December 31, 2020
Customer A	—%	15%
Customer B	2%	39%
Customer C	—%	10%
Customer D	13%	13%
Customer E	73%	—%

	December 31,
	2020	2019
Customer A	15%	—%
Customer B	39%	56%
Customer C	10%	—%
Customer D	13%	—%

Schedule of total revenue
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Customer A	71%	10%
Customer B	—%	23%
Customer C	—%	16%
Customer D	—%	—%

	Year Ended December 31,
	2020	2019
Customer A	23%	—%
Customer B	16%	40%
Customer C	11%	—%
Customer D	—%	10%
Customer E	—%	13%

Schedule of accrued warranty liability, which is included as a component of accrued expenses and other current liabilities
	Year Ended December 31,
	2020	2019
Balance as of the beginning of year	$31	$20
Warranty provision	90	185
Consumption	(81)	(174)
Balance as of the end of the year	$40	$31